24 Contingencies (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	R$ 1,151,524	R$ 965,317	R$ 1,092,645
Corporate Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	118,485	111,049
Civil Claims And Other [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	45,514	69,438	74,614
Tax Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	307,760	265,218
Tax Claims [Member] | IR And CSL [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	22,284	20,717
Tax Claims [Member] | PIS And COFINS [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	196,356	156,796
Tax Claims [Member] | ICMS - Interstate Purchases [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	70,645	64,468
Tax Claims [Member] | Other Tax Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	18,475	23,237
Business Combination [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	364,328	341,861
Business Combination [Member] | IR And CSL [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	3,581	3,581
Business Combination [Member] | PIS And COFINS [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	63,291	59,739
Business Combination [Member] | ICMS - Interstate Purchases [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	297,456	280,622
Labor Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Contingencies	R$ 315,437	R$ 177,751	R$ 250,075